Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Cash flows used in operations (see Appendix A)	$ (1,839)	$ (1,485)
Interest received		23
Dividend received		171
Interest paid	(28)	(258)
Income tax paid	(512)	(192)
Net cash flow used in operating activities	(2,379)	(1,741)
Purchase of property and equipment	(21)	(20)
Acquisitions of associates (see note 3E)	(2,993)	(1,913)
Acquisitions of investments at fair value through profit or loss	(203)	(2,167)
Consolidation of a subsidiary upon gain of control		2,736
Purchase of intangible assets (see note 3E and supplemental disclosure of cash flow information)	(1,681)
Loans to associates	(492)
Proceeds from sale of financial assets at fair value through profit or loss and securities of an associate	328	404
Changes in short term deposits	848
Net cash flow used in investing activities	(4,214)	(960)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants by subsidiaries, net of issuance costs		98
Cash paid to non-controlling interests (see note 3F)	(2,625)
Proceeds from deemed issuance of shares by a subsidiary (see note 3J)	466
Receipt of short-term loans	1,000	1,000
Repayment of short-term loans	(111)
Receipt of long-term loans	1,500	651
Repayment of long-term loans	(874)	(541)
Repayment of related party debt		(146)
Dividend paid	(728)	(391)
Principal elements of lease liability	(37)	(35)
Net cash flow from (used in) financing activities	(1,409)	636
DECREASE IN CASH AND CASH EQUIVALENTS	(8,002)	(2,065)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	20,065	24,025
GAINS FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	296	181
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	12,359	22,141
NET CASH USED IN OPERATIONS:
Loss for the period before taxes on income	(9,359)	(4,739)
Adjustment in respect of:
Depreciation and amortization	1,931	1,749
Net income from changes in the fair value of assets at fair value through profit or loss	3,978	813
Changes in fair value of warrants	(1,255)	99
Changes in fair value of commitment to issue shares		63
Equity losses	1,238	1,816
Finance expenses (income)	(543)	145
Share based compensation to employees and service providers	470	631
Gain from initial recognition of assets and liabilities upon consolidation of Gix Internet		(2,300)
Gain from sales of investments		(68)
Deemed stock exchange listing expenses (note 3J)	290
Interest received		(23)
Dividend received		(171)
Interest paid	28	258
Income tax paid	512	192
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Decrease (Increase) in trade accounts receivable	2,596	(2,767)
Decrease in other current assets	814	30
Increase (Decrease) in trade accounts payable	(1,978)	370
Increase (Decrease) in accrued compensation expenses	(106)	18
Increase in accrued expenses and other current liabilities	301	2,585
Decrease in deferred offering costs		418
Increase in inventory	(756)	(604)
CASH FLOWS USED IN OPERATIONS	(1,839)	(1,485)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income receivable from sale of shares (note 3C)	5,774
Non-cash investment in Metagramm (note 3P)	250
Non-cash investment in Polyrizon (note 3G)	60
Non-cash investment in SciSparc (note 3E and note 3I)	325
Non-cash investment in Hydreight Technologies (note 3I)	141
Decrease in investment in SciSparc due to the Amendment of the Buffalo Agreement (note 3I)	(937)
Consideration payable to the seller of Fort (note 3E)	349
Consideration payable to the seller of SciSparc Nutraceuticals (note 3E)	41
Right of use assets obtained in exchange for lease liabilities	33	185
Conversion of Polyrizon SAFEs into shares (note 3G)	314
Decrease in loan balance due to modification of terms		243
Unpaid deferred offering costs included in other current liabilities		497
Non-cash investment in Laminera		400
Non-cash investment in Clearmind		$ 500